Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information
Document Type	424B3
Entity Registrant Name	PRINCIPAL LIFE INSURANCE CO
Entity Central Index Key	0000009712
Amendment Flag	false